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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the six months ended April 30, 2009. These series have October 31 fiscal year end.

Date of reporting period: April 30, 2009

Item 1 - Reports to Stockholders.

Evergreen Health Care Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Health Care Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential retest of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

1

LETTER TO SHAREHOLDERS continued

During the six-month period, managers of Evergreen’s sector funds focused on specific areas of the equity markets. The team supervising Evergreen Health Care Fund, for example, kept the fund well-diversified among health care corporations of different sizes, geographies and industry groups. At the same time, managers of Evergreen Utility and Telecommunications Fund emphasized companies with improving business fundamentals.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

3

FUND AT A GLANCE

as of April 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Robert C. Junkin, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

6-month return with sales charge	-13.11%	-12.76%	-9.10%	N/A

6-month return w/o sales charge	-7.81%	-8.17%	-8.18%	-7.73%

Average annual return*

1-year with sales charge	-32.00%	-31.97%	-29.12%	N/A

1-year w/o sales charge	-27.84%	-28.39%	-28.41%	-27.69%

5-year	-3.68%	-3.52%	-3.22%	-2.26%

Since portfolio inception	9.48%	9.37%	9.37%	10.46%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Health Care Fund Class A shares versus a similar investment in the S&P 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$921.86	$8.77
Class B	$1,000.00	$918.28	$12.32
Class C	$1,000.00	$918.22	$12.32
Class I	$1,000.00	$922.67	$7.58
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,015.67	$9.20
Class B	$1,000.00	$1,011.95	$12.92
Class C	$1,000.00	$1,011.95	$12.92
Class I	$1,000.00	$1,016.91	$7.95

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.84% for Class A, 2.59% for Class B, 2.59% for Class C and 1.59% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$14.59	$23.09	$20.93	$19.38	$17.84	$16.97

Income from investment operations
Net investment income (loss)	(0.06)[1]	(0.13)[1]	(0.09)	(0.12)[1]	(0.10)[1]	(0.15)[1]
Net realized and unrealized gains or losses on investments	(1.08)	(6.58)	2.86	2.80	2.77	1.16

Total from investment operations	(1.14)	(6.71)	2.77	2.68	2.67	1.01

Distributions to shareholders from
Net realized gains	0	(1.79)	(0.61)	(1.13)	(1.13)	(0.14)

Net asset value, end of period	$13.45	$14.59	$23.09	$20.93	$19.38	$17.84

Total return[2]	(7.81)%	(31.30)%	13.57%	14.46%	15.58%	6.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$80,804	$96,713	$161,559	$148,460	$114,141	$92,378
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.84%[3]	1.66%	1.64%	1.69%	1.62%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.84%[3]	1.68%	1.66%	1.70%	1.75%	1.82%
Net investment income (loss)	(0.89)%[3]	(0.68)%	(0.41)%	(0.63)%	(0.56)%	(0.81)%
Portfolio turnover rate	23%	47%	71%	41%	79%	69%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.46	$21.60	$19.76	$18.47	$17.17	$16.45

Income from investment operations
Net investment income (loss)	(0.10)[1]	(0.26)[1]	(0.31)	(0.26)	(0.24)	(0.25)
Net realized and unrealized gains or losses on investments	(1.00)	(6.09)	2.76	2.68	2.67	1.11

Total from investment operations	(1.10)	(6.35)	2.45	2.42	2.43	0.86

Distributions to shareholders from
Net realized gains	0	(1.79)	(0.61)	(1.13)	(1.13)	(0.14)

Net asset value, end of period	$12.36	$13.46	$21.60	$19.76	$18.47	$17.17

Total return[2]	(8.17)%	(31.83)%	12.73%	13.72%	14.74%	5.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,109	$37,393	$88,967	$97,682	$93,319	$90,268
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.59%[3]	2.40%	2.35%	2.39%	2.31%	2.43%
Expenses excluding waivers/reimbursements and expense reductions	2.59%[3]	2.40%	2.35%	2.40%	2.44%	2.53%
Net investment income (loss)	(1.64)%[3]	(1.43)%	(1.12)%	(1.32)%	(1.25)%	(1.53)%
Portfolio turnover rate	23%	47%	71%	41%	79%	69%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.45	$21.58	$19.74	$18.46	$17.16	$16.44

Income from investment operations
Net investment income (loss)	(0.10)[1]	(0.25)[1]	(0.26)	(0.23)	(0.21)	(0.23)
Net realized and unrealized gains or losses on investments	(1.00)	(6.09)	2.71	2.64	2.64	1.09

Total from investment operations	(1.10)	(6.34)	2.45	2.41	2.43	0.86

Distributions to shareholders from
Net realized gains	0	(1.79)	(0.61)	(1.13)	(1.13)	(0.14)

Net asset value, end of period	$12.35	$13.45	$21.58	$19.74	$18.46	$17.16

Total return[2]	(8.18)%	(31.81)%	12.74%	13.67%	14.75%	5.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,317	$38,178	$66,280	$65,655	$54,620	$47,667
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.59%[3]	2.40%	2.35%	2.39%	2.31%	2.43%
Expenses excluding waivers/reimbursements and expense reductions	2.59%[3]	2.40%	2.35%	2.40%	2.44%	2.53%
Net investment income (loss)	(1.64)%[3]	(1.43)%	(1.12)%	(1.33)%	(1.26)%	(1.52)%
Portfolio turnover rate	23%	47%	71%	41%	79%	69%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$15.00	$23.64	$21.36	$19.70	$18.07	$17.13

Income from investment operations
Net investment income (loss)	(0.04)[1]	(0.08)[1]	(0.02)[1]	(0.07)[1]	(0.04)[1]	(0.09)[1]
Net realized and unrealized gains or losses on investments	(1.12)	(6.77)	2.91	2.86	2.80	1.17

Total from investment operations	(1.16)	(6.85)	2.89	2.79	2.76	1.08

Distributions to shareholders from
Net realized gains	0	(1.79)	(0.61)	(1.13)	(1.13)	(0.14)

Net asset value, end of period	$13.84	$15.00	$23.64	$21.36	$19.70	$18.07

Total return	(7.73)%	(31.15)%	13.86%	14.80%	15.90%	6.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,145	$6,466	$9,535	$14,210	$10,848	$11,516
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%[2]	1.41%	1.35%	1.39%	1.31%	1.39%
Expenses excluding waivers/reimbursements and expense reductions	1.59%[2]	1.41%	1.35%	1.40%	1.44%	1.49%
Net investment income (loss)	(0.63)%[2]	(0.43)%	(0.11)%	(0.33)%	(0.22)%	(0.48)%
Portfolio turnover rate	23%	47%	71%	41%	79%	69%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 95.4%
CONSUMER STAPLES 2.6%
Food & Staples Retailing 2.6%
CVS Caremark Corp.	112,697	$3,581,511

HEALTH CARE 90.9%
Biotechnology 27.1%
Alexion Pharmaceuticals, Inc. *	61,966	2,070,904
Amgen, Inc. *	74,223	3,597,589
Antisoma plc *	1,536,810	619,523
Biogen Idec, Inc. *	42,955	2,076,445
BioMarin Pharmaceutical, Inc. * ρ	110,446	1,420,336
Celgene Corp. *	69,659	2,975,833
Cephalon, Inc. * ρ	35,549	2,332,370
Cepheid *	90,492	877,772
Gen-Probe, Inc. *	45,798	2,205,632
Genzyme Corp. *	48,829	2,604,051
Gilead Sciences, Inc. * ρ	98,103	4,493,117
Incyte Corp. *	185,143	436,937
Novavax, Inc. * ρ	257,759	628,932
Onyx Pharmaceuticals, Inc. *	104,208	2,698,987
Orchid Cellmark, Inc. *	199,719	199,719
OSI Pharmaceuticals, Inc. *	71,827	2,411,232
Theratechnologies, Inc. *	661,701	1,569,273
United Therapeutics Corp. *	23,983	1,506,372
Vertex Pharmaceuticals, Inc. ρ	107,344	3,308,342

		38,033,366

Health Care Equipment & Supplies 20.6%
Abiomed, Inc. * ρ	93,581	624,185
Alcon, Inc.	18,347	1,688,107
Baxter International, Inc.	39,888	1,934,568
Becton, Dickinson & Co.	21,851	1,321,549
Covidien, Ltd.	61,979	2,044,067
Fresenius SE	32,447	1,346,304
Hologic, Inc. *	122,365	1,818,344
Inverness Medical Innovations, Inc. *	119,368	3,854,393
Medtronic, Inc.	43,853	1,403,296
NMT Medical, Inc. ρ *	171,469	150,893
NuVasive, Inc. ρ	48,896	1,853,158
ResMed, Inc.	75,404	2,899,284
St. Jude Medical, Inc. *	93,764	3,142,969
Thoratec Corp. *	65,359	1,899,333
Zimmer Holdings, Inc. *	41,992	1,847,228
Zoll Medical Corp. *	65,856	1,058,965

		28,886,643

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 5.1%
Express Scripts, Inc.	46,605	$2,981,322
Fresenius Medical Care AG & Co. KGaA ρ	47,663	1,876,121
Medco Health Solutions, Inc. *	49,051	2,136,171
Medipattern Corp. * +	474,387	93,422

		7,087,036

Health Care Technology 1.2%
Cerner Corp. * ρ	32,553	1,751,351

Life Sciences Tools & Services 11.1%
AMAG Pharmaceuticals, Inc. * ρ	80,745	3,621,413
Covance, Inc. *	49,207	1,932,851
Enzo Biochem, Inc. *	211,632	867,691
Life Technologies Corp. *	110,728	4,130,155
Pharmaceutical Product Development, Inc.	84,505	1,657,143
Qiagen NV * ρ	91,241	1,503,652
Sequenom, Inc. * ρ	156,236	565,574
Thermo Fisher Scientific, Inc. *	38,737	1,358,894

		15,637,373

Pharmaceuticals 25.8%
Abbott Laboratories	64,420	2,695,977
Allergan, Inc.	45,123	2,105,439
Auxilium Pharmaceuticals, Inc. *	115,266	2,639,591
Bayer AG	86,013	4,280,160
Biodel, Inc. * ρ	79,499	381,595
Bristol-Myers Squibb Co.	177,154	3,401,357
Chugai Pharmaceutical Co., Ltd.	88,300	1,634,025
Eurand NV *	137,426	1,511,686
Johnson & Johnson	30,279	1,585,408
Merck & Co., Inc.	104,779	2,539,843
Pfizer, Inc.	312,856	4,179,756
Roche Holding AG	14,341	1,815,635
Schering-Plough Corp.	123,583	2,844,881
Shire, Ltd., ADS	53,309	1,986,826
Spectrum Pharmaceuticals, Inc. *	232,926	568,339
Teva Pharmaceutical Industries, Ltd., ADR	46,641	2,047,074

		36,217,592

MATERIALS 1.9%
Chemicals 1.9%
Monsanto Co.	31,796	2,699,162

Total Common Stocks (cost $151,445,808)		133,894,034

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Shares	Value

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Valera Pharmaceuticals, Inc. * + ☐ (cost $0)	410,964	$0

WARRANTS 0.0%
HEALTH CARE 0.0%
Biotechnology 0.0%
Novavax, Inc., Expiring 07/13/2031 * + ☐ (cost $0)	158,377	0

SHORT-TERM INVESTMENTS 17.8%
MUTUAL FUND SHARES 17.8%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø ρρ	18,984,688	18,984,688
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.23% q ø	5,964,479	5,964,479

Total Short-Term Investments (cost $24,949,167)		24,949,167

Total Investments (cost $176,394,975) 113.2%		158,843,201
Other Assets and Liabilities (13.2%)		(18,468,677)

Net Assets 100.0%		$140,374,524

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

The following table shows the percent of total long-term investments by industry as of April 30, 2009:

Biotechnology	28.4%
Pharmaceuticals	27.0%
Health Care Equipment & Supplies	21.6%
Life Sciences Tools & Services	11.7%
Health Care Providers & Services	5.3%
Food & Staples Retailing	2.7%
Chemicals	2.0%
Health Care Technology	1.3%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $151,445,808) including $15,820,581 of securities loaned	$133,894,034
Investments in affiliated issuers, at value (cost $24,949,167)	24,949,167

Total investments	158,843,201
Foreign currency, at value (cost $208,251)	213,272
Receivable for securities sold	605,046
Receivable for Fund shares sold	96,848
Dividends receivable	121,888
Receivable for securities lending income	11,891
Prepaid expenses and other assets	20,468

Total assets	159,912,614

Liabilities
Payable for Fund shares redeemed	474,421
Payable for securities on loan	18,984,688
Advisory fee payable	3,539
Distribution Plan expenses payable	2,062
Due to other related parties	7,054
Accrued expenses and other liabilities	66,326

Total liabilities	19,538,090

Net assets	$140,374,524

Net assets represented by
Paid-in capital	$174,007,163
Undistributed net investment loss	(903,156)
Accumulated net realized losses on investments	(15,183,218)
Net unrealized losses on investments	(17,546,265)

Total net assets	$140,374,524

Net assets consists of
Class A	$80,804,048
Class B	25,108,771
Class C	28,316,778
Class I	6,144,927

Total net assets	$140,374,524

Shares outstanding (unlimited number of shares authorized)
Class A	6,009,943
Class B	2,031,549
Class C	2,292,867
Class I	443,863

Net asset value per share
Class A	$13.45
Class A — Offering price (based on sales charge of 5.75%)	$14.27
Class B	$12.36
Class C	$12.35
Class I	$13.84

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $13,269)	$600,154
Securities lending	105,822
Income from affiliated issuers	21,215

Total investment income	727,191

Expenses
Advisory fee	686,083
Distribution Plan expenses
Class A	106,242
Class B	148,530
Class C	157,806
Administrative services fee	76,231
Transfer agent fees	354,661
Trustees’ fees and expenses	603
Printing and postage expenses	27,971
Custodian and accounting fees	25,415
Registration and filing fees	26,426
Professional fees	14,760
Other	1,013

Total expenses	1,625,741
Less: Expense reductions	(88)

Net expenses	1,625,653

Net investment loss	(898,462)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(13,557,899)
Foreign currency related transactions	6,563

Net realized losses on investments	(13,551,336)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	122,732
Foreign currency related transactions	24,382

Net change in unrealized gains or losses on investments	147,114

Net realized and unrealized gains or losses on investments	(13,404,222)

Net decrease in net assets resulting from operations	$(14,302,684)

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008

Operations
Net investment loss		$(898,462)		$(2,675,362)
Net realized losses on investments		(13,551,336)		(632,747)
Net change in unrealized gains or losses on investments		147,114		(88,039,603)

Net decrease in net assets resulting from operations		(14,302,684)		(91,347,712)

Distributions to shareholders from
Net realized gains
Class A		0		(12,493,232)
Class B		0		(7,183,676)
Class C		0		(5,463,674)
Class I		0		(706,071)

Total distributions to shareholders		0		(25,846,653)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	500,453	6,897,203	1,292,849	24,803,716
Class B	50,769	639,981	183,104	3,284,868
Class C	71,509	896,724	463,243	8,393,411
Class I	94,164	1,322,135	168,570	3,168,352

		9,756,043		39,650,347

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	550,479	11,312,312
Class B	0	0	336,504	6,427,232
Class C	0	0	197,457	3,767,474
Class I	0	0	31,247	659,005

		0		22,166,023

Automatic conversion of Class B shares to Class A shares
Class A	318,870	4,314,709	732,973	13,909,421
Class B	(346,253)	(4,314,709)	(790,449)	(13,909,421)

		0		0

Payment for shares redeemed
Class A	(1,439,664)	(19,417,283)	(2,942,682)	(55,097,933)
Class B	(451,416)	(5,579,316)	(1,069,609)	(18,566,726)
Class C	(617,585)	(7,713,440)	(892,618)	(15,198,801)
Class I	(81,329)	(1,118,031)	(172,153)	(3,350,002)

		(33,828,070)		(92,213,462)

Net decrease in net assets resulting from capital share transactions		(24,072,027)		(30,397,092)

Total decrease in net assets		(38,374,711)		(147,591,457)
Net assets
Beginning of period		178,749,235		326,340,692

End of period		$140,374,524		$178,749,235

Undistributed net investment loss		$(903,156)		$(4,694)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Health Care Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. For the six months ended April 30, 2009, the advisory fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on March 19, 2009.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended April 30, 2009, the Fund paid brokerage commissions of $4,067 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2009, EIS received $2,532 from the sale of Class A shares and $336, $44,209 and $2,074 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $33,903,005 and $49,696,536, respectively, for the six months ended April 30, 2009.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$158,843,201
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$158,843,201

During the six months ended April 30, 2009, the Fund loaned securities to certain brokers and earned $105,822, net of $11,478 paid to Wachovia Global Securities Lending as the securities lending agent. At April 30, 2009, the value of securities on loan and the total value of collateral received for securities loaned amounted to $15,820,581 and $18,984,688, respectively.

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $177,764,422. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,422,884 and $28,344,105, respectively, with a net unrealized depreciation of $18,921,221.

As of October 31, 2008, the Fund had $892,440 in capital loss carryovers for federal income tax purposes expiring in 2016.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

six months ended April 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2009, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclo-

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

sure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

13. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

24

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 19, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$69,529,549
Net assets voted “Against”	$2,564,032
Net assets voted “Abstain”	$4,179,208

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566668 rv6 06/2009

Evergreen Utility and Telecommunications Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Utility and Telecommunications Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential retest of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

LETTER TO SHAREHOLDERS continued

During the six-month period, managers of Evergreen’s sector funds focused on specific areas of the equity markets. The team supervising Evergreen Health Care Fund, for example, kept the fund well-diversified among health care corporations of different sizes, geographies and industry groups. At the same time, managers of Evergreen Utility and Telecommunications Fund emphasized companies with improving business fundamentals.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

FUND AT A GLANCE

as of April 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Crow Point Partners, LLC

Portfolio Manager:

Timothy P. O’Brien, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding, and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

6-month return with sales charge	-11.07%	-10.63%	-6.87%	N/A

6-month return w/o sales charge	-5.65%	-6.02%	-5.95%	-5.61%

Average annual return*

1-year with sales charge	-35.94%	-35.70%	-33.16%	N/A

1-year w/o sales charge	-32.03%	-32.55%	-32.53%	-31.93%

5-year	7.39%	7.58%	7.87%	8.93%

10-year	3.37%	3.23%	3.22%	4.26%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Utility and Telecommunications Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500), the S&P Utilities Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and the S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of April 30, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 943.50	$5.54
Class B	$1,000.00	$ 939.76	$9.14
Class C	$1,000.00	$ 940.54	$9.14
Class I	$1,000.00	$ 943.87	$4.39
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.09	$5.76
Class B	$1,000.00	$1,015.37	$9.49
Class C	$1,000.00	$1,015.37	$9.49
Class I	$1,000.00	$1,020.28	$4.56

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.90% for Class B, 1.90% for Class C and 0.91% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.67	$16.69	$13.63	$12.03	$9.54	$7.67

Income from investment operations
Net investment income (loss)	0.22	1.06	0.75	1.15 [1]	0.41	0.21
Net realized and unrealized gains or losses on investments	(0.81)	(6.17)	3.23	1.35	2.49	1.87

Total from investment operations	(0.59)	(5.11)	3.98	2.50	2.90	2.08

Distributions to shareholders from
Net investment income	(0.23)	(0.91)	(0.92)	(0.90)	(0.41)	(0.21)

Net asset value, end of period	$9.85	$10.67	$16.69	$13.63	$12.03	$9.54

Total return[2]	(5.65)%	(31.70)%	29.97%	21.67%	30.67%	27.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$283,441	$304,608	$507,539	$329,166	$263,563	$195,751
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[3]	1.07%	1.04%	1.11%	1.08%	1.32%
Expenses excluding waivers/reimbursements and expense reductions	1.15%[3]	1.09%	1.09%	1.20%	1.24%	1.50%
Net investment income (loss)	4.41%[3]	7.05%	5.12%	9.05%	3.71%	2.43%
Portfolio turnover rate	46%	153%	75%	121%	106%	49%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS B	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.67	$16.69	$13.63	$12.03	$9.55	$7.67

Income from investment operations
Net investment income (loss)	0.19	0.89 [1]	0.69	1.09 [1]	0.33	0.15
Net realized and unrealized gains or losses on investments	(0.82)	(6.11)	3.16	1.32	2.48	1.88

Total from investment operations	(0.63)	(5.22)	3.85	2.41	2.81	2.03

Distributions to shareholders from
Net investment income	(0.19)	(0.80)	(0.79)	(0.81)	(0.33)	(0.15)

Net asset value, end of period	$9.85	$10.67	$16.69	$13.63	$12.03	$9.55

Total return[2]	(6.02)%	(32.18)%	28.91%	20.85%	29.66%	26.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,145	$35,106	$77,683	$69,496	$66,717	$60,169
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.90%[3]	1.81%	1.79%	1.86%	1.77%	2.03%
Expenses excluding waivers/reimbursements and expense reductions	1.90%[3]	1.81%	1.79%	1.90%	1.93%	2.21%
Net investment income (loss)	3.63%[3]	6.02%	4.32%	8.60%	2.98%	1.73%
Portfolio turnover rate	46%	153%	75%	121%	106%	49%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS C	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.67	$16.69	$13.63	$12.04	$9.56	$7.68

Income from investment operations
Net investment income (loss)	0.18	0.95	0.67 [1]	1.00 [1]	0.33	0.15
Net realized and unrealized gains or losses on investments	(0.81)	(6.17)	3.19	1.41	2.48	1.88

Total from investment operations	(0.63)	(5.22)	3.86	2.41	2.81	2.03

Distributions to shareholders from
Net investment income	(0.19)	(0.80)	(0.80)	(0.82)	(0.33)	(0.15)

Net asset value, end of period	$9.85	$10.67	$16.69	$13.63	$12.04	$9.56

Total return[2]	(5.95)%	(32.25)%	28.99%	20.77%	29.63%	26.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$71,356	$74,008	$123,039	$45,765	$26,619	$13,168
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.90%[3]	1.82%	1.79%	1.86%	1.80%	2.03%
Expenses excluding waivers/reimbursements and expense reductions	1.90%[3]	1.82%	1.79%	1.90%	1.96%	2.21%
Net investment income (loss)	3.65%[3]	6.36%	4.33%	7.92%	3.11%	1.72%
Portfolio turnover rate	46%	153%	75%	121%	106%	49%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
CLASS I	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.69	$16.72	$13.65	$12.04	$9.55	$7.68

Income from investment operations
Net investment income (loss)	0.23	1.14 [1]	0.78	1.26 [1]	0.43	0.22 [1]
Net realized and unrealized gains or losses on investments	(0.82)	(6.23)	3.24	1.28	2.50	1.88

Total from investment operations	(0.59)	(5.09)	4.02	2.54	2.93	2.10

Distributions to shareholders from
Net investment income	(0.24)	(0.94)	(0.95)	(0.93)	(0.44)	(0.23)

Net asset value, end of period	$9.86	$10.69	$16.72	$13.65	$12.04	$9.55

Total return	(5.61)%	(31.55)%	30.24%	22.09%	31.01%	27.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,340	$8,927	$3,677	$2,606	$7,168	$2,367
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.91%[2]	0.83%	0.79%	0.86%	0.81%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	0.91%[2]	0.83%	0.79%	0.90%	0.97%	1.16%
Net investment income (loss)	4.63%[2]	7.92%	5.31%	9.98%	4.42%	2.57%
Portfolio turnover rate	46%	153%	75%	121%	106%	49%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 74.6%
ENERGY 6.7%
Oil, Gas & Consumable Fuels 6.7%
El Paso Corp.	750,000	$5,175,000
Genesis Energy, LP	200,000	2,414,000
Kodiak Oil & Gas Corp. *	700,000	595,000
Southwestern Energy Co. *	350,000	12,551,000
Spectra Energy Corp.	100,000	1,450,000
Williams Cos.	300,000	4,230,000

		26,415,000

FINANCIALS 4.3%
Commercial Banks 0.4%
National City Corp.	82,000	1,341,725

Consumer Finance 3.3%
Visa, Inc., Class A ρ	200,000	12,992,000

Real Estate Investment Trusts (REITs) 0.6%
Chimera Investment Corp.	700,000	2,471,000

INDUSTRIALS 1.6%
Construction & Engineering 1.6%
Bouygues SA ρ	145,900	6,277,668

TELECOMMUNICATION SERVICES 12.3%
Diversified Telecommunication Services 10.9%
AT&T, Inc.	250,000	6,405,000
BCE, Inc.	100,000	2,140,000
D&E Communications, Inc.	104,000	582,400
Deutsche Telekom AG	931,700	11,267,170
Shenandoah Telecommunications Co. +	499,972	9,814,450
Swisscom AG	4,200	1,100,276
Tele2 AB	1	10
Telstra Corp., Ltd.	1,500,000	3,630,116
TELUS Corp.	173,000	4,226,054
Verizon Communications, Inc.	100,000	3,034,000
Windstream Corp.	100,000	830,000

		43,029,476

Wireless Telecommunication Services 1.4%
Centennial Communications Corp. *	700,000	5,789,000

UTILITIES 49.7%
Electric Utilities 29.5%
Allegheny Energy, Inc.	125,000	3,240,000
American Electric Power Co., Inc.	150,000	3,957,000
CMS Energy Corp. ρ	1,290,000	15,505,800
DPL, Inc.	300,000	6,729,000
E.ON AG ρ	65,000	2,205,078

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Edison International	150,000	$4,276,500
El Paso Electric Co. *	110,000	1,518,000
Fortum Oyj	100,000	2,034,927
FPL Group, Inc. ρ	200,000	10,758,000
Great Plains Energy, Inc.	243,100	3,517,657
Hera SpA	1,172,793	2,374,134
ITC Holdings Corp.	155,000	6,747,150
Maine & Maritimes Corp. *	14,730	515,550
Northeast Utilities	750,000	15,765,000
NRG Energy, Inc. *	100,000	1,798,000
Portland General Electric Co.	200,000	3,654,000
Progress Energy, Inc.	364,700	12,443,564
Red Electrica de Espana SA	50,000	2,103,067
Southern Co.	272,500	7,869,800
TERNA SpA	500,000	1,612,528
Unitil Corp.	50,000	1,024,000
Westar Energy, Inc.	400,000	7,012,000

		116,660,755

Gas Utilities 3.0%
EQT Corp. *	350,000	11,770,500

Independent Power Producers & Energy Traders 2.5%
Canadian Hydro Developers, Inc. *	75,000	177,868
Constellation Energy Group, Inc.	325,100	7,828,408
Ormat Technologies, Inc. ρ	50,000	1,760,000

		9,766,276

Multi-Utilities 12.8%
CenterPoint Energy, Inc.	400,000	4,256,000
Dominion Resources, Inc. ρ	302,500	9,123,400
Florida Public Utilities Co.	25,000	306,250
National Grid Transco plc, ADR ρ	165,000	6,872,250
PNM Resources, Inc.	50,000	426,000
Public Service Enterprise Group, Inc.	130,100	3,882,184
RWE AG ρ	50,000	3,611,400
Sempra Energy	275,000	12,655,500
Suez Environnement SA *	138,750	2,131,365
Wisconsin Energy Corp.	190,000	7,592,400

		50,856,749

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Water Utilities 1.9%
American Water Works Co., Inc. *	200,000	$3,600,000
Aqua America, Inc. ρ	160,000	2,936,000
Pennichuck Corp. +	50,000	1,025,000

		7,561,000

Total Common Stocks (cost $295,003,144)		294,931,149

PREFERRED STOCKS 10.9%
FINANCIALS 0.1%
Commercial Banks 0.1%
National City Capital Trust IV, 8.00%	2,200	43,593
SunTrust Capital IX, 7.875%	14,400	244,800

		288,393

UTILITIES 10.8%
Electric Utilities 9.6%
Alabama Power Co., 6.45%	23,000	467,188
Carolina Power & Light Co., 5.00%	2,000	140,625
Central Illinois Public Service Co., 4.92%	11,000	737,000
Connecticut Light & Power, Ser. 54E, 2.06%	3,925	127,317
Consolidated Edison, Inc., Ser. A, 5.00%	20,650	1,756,799
Entergy Arkansas, Inc., Ser. 1965, 4.56%	1,673	116,521
Entergy New Orleans, Inc., 4.75%	1,900	129,199
FPC Capital, Class I, Ser. A, 7.10%	84,000	1,867,530
FPL Group, Inc., Ser. F, 8.75%	300,000	7,959,000
Georgia Power Co., Ser. 2008-C, 8.20%	20,000	563,000
Interstate Power & Light Co., Ser. B, 8.375%	399,000	10,319,137
Interstate Power & Light Co., Ser. C, 7.10%	187,000	4,680,853
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	576,661
Public Service Company of New Mexico, Ser. 1965, 4.58%	18,000	1,133,438
Southern California Edison Co., Ser. B, 4.08%	1,200	20,934
Southern California Edison Co., Ser. C, 6.00%	85,000	6,351,098
Union Electric Co., 4.56%	9,600	614,400
Union Electric Co., Ser. 1969, 4.00%	6,300	359,163

		37,919,863

Independent Power Producers & Energy Traders 1.2%
Constellation Energy Group, Inc., Ser. A, 8.625%	231,786	4,624,131

Total Preferred Stocks (cost $41,054,938)		42,832,387

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.2%
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
McMoRan Exploration Co., 5.25%, 10/06/2011 + 144A	$5,000,000	$4,131,250
Peabody Energy Corp., 4.75%, 12/15/2066	1,000,000	747,500

Total Convertible Debentures (cost $6,668,750)		4,878,750

CORPORATE BONDS 0.3%
UTILITIES 0.3%
Electric Utilities 0.3%
Entergy Texas, Inc., 7.125%, 02/01/2019 (cost $1,290,822)	1,300,000	1,293,553

	Shares	Value

SHORT-TERM INVESTMENTS 22.3%
MUTUAL FUND SHARES 22.3%
BGI Prime Money Market Fund, Premium Shares, 0.33% q ρρ	559,303	559,303
BlackRock Liquidity TempFund, Institutional Class, 0.64% q ρρ	5,638,678	5,638,678
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø ρρ	81,819,886	81,819,886
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q ρρ	1,836	1,836

Total Short-Term Investments (cost $88,019,703)		88,019,703

Total Investments (cost $432,037,357) 109.3%		431,955,542
Other Assets and Liabilities (9.3%)		(36,674,333)

Net Assets 100.0%		$395,281,209

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

The following table shows the percent of total long-term investments by industry as of April 30, 2009:

Electric Utilities	45.3%
Multi-Utilities	14.8%
Diversified Telecommunication Services	12.5%
Oil, Gas & Consumable Fuels	9.1%
Independent Power Producers & Energy Traders	4.2%
Consumer Finance	3.8%
Gas Utilities	3.4%
Water Utilities	2.2%
Construction & Engineering	1.8%
Wireless Telecommunication Services	1.7%
Real Estate Investment Trusts (REITs)	0.7%
Commercial Banks	0.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $350,217,471) including $46,798,495 of securities loaned	$350,135,656
Investments in affiliated issuers, at value (cost $81,819,886)	81,819,886

Total investments	431,955,542
Segregated cash	25,537
Foreign currency, at value (cost $5,283,781)	5,283,105
Receivable for securities sold	5,821,847
Receivable for Fund shares sold	1,134,423
Dividends and interest receivable	1,684,088
Receivable for securities lending income	92,532
Prepaid expenses and other assets	52,018

Total assets	446,049,092

Liabilities
Payable for securities purchased	1,407,482
Payable for Fund shares redeemed	463,660
Payable for securities on loan	48,807,323
Advisory fee payable	4,545
Distribution Plan expenses payable	4,747
Due to other related parties	7,840
Accrued expenses and other liabilities	72,286

Total liabilities	50,767,883

Net assets	$395,281,209

Net assets represented by
Paid-in capital	$572,854,325
Undistributed net investment income	3,225,395
Accumulated net realized losses on investments	(180,704,041)
Net unrealized losses on investments	(94,470)

Total net assets	$395,281,209

Net assets consists of
Class A	$283,441,015
Class B	31,144,633
Class C	71,355,806
Class I	9,339,755

Total net assets	$395,281,209

Shares outstanding (unlimited number of shares authorized)
Class A	28,784,774
Class B	3,162,906
Class C	7,247,682
Class I	947,301

Net asset value per share
Class A	$9.85
Class A — Offering price (based on sales charge of 5.75%)	$10.45
Class B	$9.85
Class C	$9.85
Class I	$9.86

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $487,401)	$10,217,605
Income from affiliated issuers	361,357
Securities lending	231,882
Interest	2,409

Total investment income	10,813,253

Expenses
Advisory fee	817,515
Distribution Plan expenses
Class A	348,691
Class B	157,927
Class C	348,216
Administrative services fee	194,646
Transfer agent fees	586,628
Trustees’ fees and expenses	1,249
Printing and postage expenses	47,745
Custodian and accounting fees	64,974
Registration and filing fees	28,289
Professional fees	19,291
Other	209

Total expenses	2,615,380
Less: Expense reductions	(498)

Net expenses	2,614,882

Net investment income	8,198,371

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities
Unaffiliated issuers	(42,026,116)
Affiliated issuers	(814,342)
Foreign currency related transactions	41,203
Written options	965,174

Net realized losses on investments	(41,834,081)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	9,001,099
Foreign currency related transactions	(8,607)

Net change in unrealized gains or losses on investments	8,992,492

Net realized and unrealized gains or losses on investments	(32,841,589)

Net decrease in net assets resulting from operations	$(24,643,218)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008

Operations
Net investment income		$8,198,371		$41,979,034
Net realized losses on investments		(41,834,081)		(58,305,133)
Net change in unrealized gains or losses on investments		8,992,492		(198,328,944)

Net decrease in net assets resulting from operations		(24,643,218)		(214,655,043)

Distributions to shareholders from
Net investment income
Class A		(6,497,392)		(26,818,255)
Class B		(618,512)		(2,816,727)
Class C		(1,335,822)		(6,007,651)
Class I		(214,640)		(367,583)

Total distributions to shareholders		(8,666,366)		(36,010,216)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,319,720	22,942,079	3,198,397	47,808,298
Class B	395,326	3,935,852	697,625	10,341,180
Class C	1,710,082	16,999,098	1,700,840	25,532,723
Class I	708,335	7,255,991	713,682	8,630,121

		51,133,020		92,312,322

Net asset value of shares issued in reinvestment of distributions
Class A	572,827	5,520,461	1,639,991	22,904,082
Class B	45,302	439,457	146,990	2,048,986
Class C	76,951	744,663	243,013	3,380,763
Class I	21,500	207,103	24,669	342,004

		6,911,684		28,675,835

Automatic conversion of Class B shares to Class A shares
Class A	136,259	1,361,332	1,047,250	15,903,256
Class B	(136,315)	(1,361,332)	(1,047,500)	(15,903,256)

		0		0

Payment for shares redeemed
Class A	(2,785,040)	(27,428,769)	(7,761,711)	(108,814,957)
Class B	(431,530)	(4,247,282)	(1,161,157)	(16,706,706)
Class C	(1,476,801)	(14,502,543)	(2,380,222)	(32,486,865)
Class I	(617,254)	(5,923,897)	(123,588)	(1,603,569)

		(52,102,491)		(159,612,097)

Net increase (decrease) in net assets resulting from capital share transactions		5,942,213		(38,623,940)

Total decrease in net assets		(27,367,371)		(289,289,199)
Net assets
Beginning of period		422,648,580		711,937,779

End of period		$395,281,209		$422,648,580

Undistributed net investment income		$3,225,395		$3,693,390

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Options

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in options. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the six months ended April 30, 2009, the advisory fee was equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.

Crow Point Partners, LLC is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40%

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreement between EIMC and the Fund’s sub-advisor would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with the sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect. In addition, a new interim sub-advisory agreement with the same terms and conditions became effective with the sub-advisor to the Fund.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009. In addition, on the same date, shareholders also approved a new sub-advisory agreement with the sub-advisor.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended April 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended April 30, 2009, the Fund paid brokerage commissions of $4,050 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended April 30, 2009, EIS received $49,801 from the sale of Class A shares and $33, $61,844 and $5,193 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $166,581,697 and $169,093,841, respectively, for the six months ended April 30, 2009.

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$386,478,058
Level 2 – Other Significant Observable Inputs	45,477,484
Level 3 – Significant Unobservable Inputs	0

Total	$431,955,542

During the six months ended April 30, 2009, the Fund loaned securities to certain brokers and earned $231,882, net of $24,108 paid to Wachovia Global Securities Lending as the securities lending agent. At April 30, 2009, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $46,798,495 and $48,807,323, respectively.

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $435,236,001. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,010,949 and $29,291,408, respectively, with a net unrealized depreciation of $3,280,459.

As of October 31, 2008, the Fund had $138,572,845 in capital loss carryovers for federal income tax purposes with $82,963,138 expiring in 2010 and $55,609,707 expiring in 2016.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2009, the Fund had written option activities as follows:

	Number of Contracts	Premiums Received

Options outstanding at October 31, 2008	0	$0
Options written	12,787	1,001,083
Options terminated in closing purchase transactions	(2,600)	(151,502)
Options expired	(6,637)	(516,933)
Options exercised	(3,550)	(332,648)

Options outstanding at April 30, 2009	0	$0

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

six months ended April 30, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended April 30, 2009, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

13. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclo-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

sure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

14. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

15. SUBSEQUENT DISTRIBUTIONS

On June 11, 2009, the Fund declared distributions from net investment income to shareholders of record on June 10, 2009. The per share amounts payable on June 12, 2009 were as follows:

Net Investment Income

Class A	$0.2350
Class B	0.2177
Class C	0.2165
Class I	0.2422

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1a — To consider and act upon a new Investment Advisory Agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$178,810,392
Net assets voted “Against”	$7,254,236
Net assets voted “Abstain”	$10,053,138

Proposal 1b — To consider and act upon a new Sub-Advisory Agreement with Crow Point Partners, LLC:

Net assets voted “For”	$176,332,124
Net assets voted “Against”	$8,963,854
Net assets voted “Abstain”	$10,821,788

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566672 rv6 06/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: June 29, 2009

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: June 29, 2009